Related Parties	12 Months Ended
Dec. 31, 2021
Related Parties [Abstract]
RELATED PARTIES:

NOTE 17 - RELATED PARTIES:

The following transactions arose with related parties:

Transactions and balances with related parties:

1.	Shareholders and other related parties’ benefits

	December 31, 2021	December 31, 2020	December 31, 2019
Salary and related expenses – employees and directors	1,042	795	230
Share based payment - employees and directors	5,876	1,805	-

2.	Balances with related parties

Name	Nature of transaction	December 31, 2021	December 31, 2020
Employees	Salaries and related	(317)	(98)
Directors	Compensation for directors not employed by the Company	(57)	-